INTANGIBLE ASSETS - Amortization expenses of intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information about reconciliation of changes in intangible assets and goodwill
Amortization	¥ 338,938	¥ 295,901	¥ 275,877
Intangible assets	757,269	772,597
Cost of sales
Information about reconciliation of changes in intangible assets and goodwill
Amortization	294,766	265,108	241,261
General and administrative expenses
Information about reconciliation of changes in intangible assets and goodwill
Amortization	44,172	30,793	¥ 34,616
Mining rights
Information about reconciliation of changes in intangible assets and goodwill
Mining rights carrying value	¥ 39,000	¥ 21,000
Carrying value to total asset value (as a percent)	0.02%	0.01%